ACCRUED INTEREST (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Interest	$ 38,121	$ 33,262	$ 20,905
Power Up Lending Group [Member]
Accrued Interest	2,756	665	0
Note payable related party [Member]
Accrued Interest	$ 35,365	$ 32,597	$ 20,905